Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Sales	$ 158,829	$ 170,519
Production costs	62,029	62,461
Depreciation and amortization	20,715	19,997
Mineral resource taxes	4,540	4,864
Government fees and other taxes	2,115	2,699
General and administrative	10,056	9,566
Cost of sales	99,455	99,587
Income from mine operations	59,374	70,932
Corporate general and administrative	10,094	9,475
Property evaluation and business development	679	386
Foreign exchange gain	(4,103)	(1,361)
Loss on disposal of plant and equipment	461	401
Gain on disposal of mineral rights and properties	(1,477)
Share of loss in associate	1,276	330
Dilution gain on investment in associate	(723)
Reclassification of other comprehensive income upon ownership dilution of investment in associate	(21)
Impairment reversal of investment in associate		(1,899)
Impairment reversal of mineral rights and properties		(7,279)
Other expense	1,026	806
Income before finance items and income taxes	52,162	70,073
Finance income	4,023	3,476
Finance costs	(2,073)	(631)
Income before income taxes	54,112	72,918
Income tax expense	8,909	20,871
Net income	45,203	52,047
Attributable to:
Equity holders of the Company	34,274	39,724
Non-controlling interests	10,929	12,323
Net income	$ 45,203	$ 52,047
Earnings per share attributable to the equity holders of the Company
Basic earnings per share	$ 0.20	$ 0.24
Diluted earnings per share	$ 0.20	$ 0.23
Weighted Average Number of Shares Outstanding - Basic	171,713,263	168,483,412
Weighted Average Number of Shares Outstanding - Diluted	174,079,387	170,386,993